Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Income Tax Status	Tax Status
The Plan Sponsor has adopted the Plan based on a non-standardized pre-approved plan document sponsored by TransAmerica Retirement Solutions, LLC. TransAmerica Retirement Solutions, LLC has received an opinion letter from the Internal Revenue Service (“IRS”) dated June 30, 2020, that states that the form of the pre-approved plan is acceptable under Section 401 of the IRC. The Plan has been amended since the pre-approved plan received the opinion letter. The Plan Sponsor and the plan administrator believe that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC.
Accounting principles generally accepted in the United States of America require plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan and has concluded that as of December 31, 2025 and 2024, there are no uncertain tax positions taken or expected to be taken that would require recognition of a liability or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.